Leases - Summary of Rent Expense Associated with Lease Commitments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Rental expense, Minimum	$ 109.1	$ 115.0	$ 148.8
Rental expense, Contingent	8.0	4.9	9.3
Amortization of favorable and unfavorable payable lease contracts, net	3.5	0.9	(2.4)
Total rental expense	$ 120.6	$ 120.8	$ 155.7